EQUITY	6 Months Ended
Jun. 30, 2025
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield Holders, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield Holders, collectively, “Units” or “Unitholders” as described in Note 1, and $740 million of preferred securities held by Brookfield. As at June 30, 2025, Brookfield Holders owned approximately 68% of the partnership on a fully exchanged basis, assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares. The partnership’s sole direct investment consists of 88,828,515 Managing General Partner Units of Holding LP (December 31, 2024: 74,281,771), through which the partnership holds all of its interests in its operating businesses.
For the three and six months ended June 30, 2025, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $14 million and $27 million, respectively or $0.0625 per Unit (June 30, 2024: $13 million and $27 million, respectively or $0.0625 per Unit). For the three and six months ended June 30, 2025, the partnership declared distributions on the perpetual preferred equity securities held by Brookfield of $13 million and $26 million, respectively (June 30, 2024: $13 million and $26 million, respectively). For the three and six months ended June 30, 2025, the partnership made distributions to others who have interests in operating subsidiaries of $76 million and $3,592 million, respectively (June 30, 2024: $181 million and $282 million, respectively), primarily related to a distribution to owners from the partnership’s advanced energy storage operation.
(a)GP Units and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the unaudited interim condensed consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2025:

UNITS	GP Units	LP Units (1)	Total
Authorized and issued
Opening balance	4	74,281,767	74,281,771
Repurchased and canceled	—	(3,559,221)	(3,559,221)
Conversion from BBUC exchangeable shares	—	184	184
Conversion from Redemption-Exchange Units (2)	—	18,105,781	18,105,781
Issued as at June 30, 2025	4	88,828,511	88,828,515
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(1)Included in the LP Units that Brookfield Holders beneficially own as of June 30, 2025 are 43,333,752 LP units (December 31, 2024: 25,227,971 LP units) held by subsidiaries of Brookfield Wealth Solutions.
(2)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.
The weighted average number of LP Units outstanding for the three and six months ended June 30, 2025 were 88.9 million and 84.5 million, respectively (June 30, 2024: 74.3 million).
During the six months ended June 30, 2025, the partnership repurchased 3,559,221 LP Units under the partnership’s normal course issuer bid (“NCIB”) (June 30, 2024: nil).
During the six months ended June 30, 2025, Brookfield Corporation did not purchase any LP Units under the partnership’s NCIB (June 30, 2024: 15,211 LP Units).
Managing General Partner Units of the Holding LP are repurchased and canceled in connection with the repurchase and cancellation of LP Units. During the six months ended June 30, 2025, 3,559,221 Managing General Partner Units (June 30, 2024: nil) were repurchased and canceled as 3,559,221 LP Units were repurchased by the partnership.
Net income (loss) attributable to limited partners for the three and six months ended June 30, 2025 was $11 million and $41 million, respectively (June 30, 2024: net income (loss) of $(7) million and $10 million, respectively).
(b)Redemption-Exchange Units held by Brookfield

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Converted to LP Units	(18,105,781)
Issued as at June 30, 2025	51,599,716
The weighted average number of Redemption-Exchange Units outstanding for the three and six months ended June 30, 2025 were 51.6 million and 57.2 million, respectively (June 30, 2024: 69.7 million).
As at June 30, 2025, the Holding LP had issued 51.6 million Redemption-Exchange Units to Brookfield Holders (December 31, 2024: 69.7 million). Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity instruments in accordance with IAS 32, Financial Instruments: Presentation (“IAS 32”).
(c)BBUC exchangeable shares
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2025:

SHARES	BBUC exchangeable shares (1)
Balance as at January 1, 2025	72,954,446
Repurchased and canceled	(2,957,523)
Converted to LP Units	(184)
Issued as at June 30, 2025	69,996,739
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(1)Included in the BBUC exchangeable shares that Brookfield Holders beneficially own as of June 30, 2025 are 10,317,747 BBUC exchangeable shares held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.
During the six months ended June 30, 2025, 184 BBUC exchangeable shares were exchanged into LP Units (June 30, 2024: 3).
An additional Managing General Partner Unit is issued to the partnership each time an LP Unit is issued, including when a BBUC exchangeable share is exchanged by the holder thereof for an LP Unit. During the six months ended June 30, 2025, 184 Managing General Partner Units (June 30, 2024: 3) were issued to the partnership in connection with the exchange of 184 BBUC exchangeable shares into LP Units (June 30, 2024: 3).
During the six months ended June 30, 2025, BBUC repurchased 2,957,523 BBUC exchangeable shares under BBUC’s NCIB (June 30, 2024: nil).
(d)Special limited partner units held by Brookfield

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2025	4
The weighted average number of special limited partner units outstanding for the three and six months ended June 30, 2025 was 4 (June 30, 2024: 4).
In its capacity as the holder of the Special LP Units, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the LP Units on a fully exchanged basis (assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares) over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
During the three months ended June 30, 2025, the volume-weighted average price was $23.77 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in no incentive distribution declared during the period (June 30, 2024: $nil).
(e)Preferred securities held by Brookfield

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2025	$740
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the Board of Directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity instruments of the applicable entities in accordance with IAS 32 and are reflected as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position.
Brookfield entered into a commitment agreement with the partnership in 2022 to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership. The preferred securities are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These perpetual preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the partnership has classified them as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position and changes in equity. As of June 30, 2025, the amount subscribed from subsidiaries of the partnership was $725 million with an annual dividend of 7% (December 31, 2024: $725 million). The remaining capacity available on the commitment agreement with Brookfield is $25 million.